FINANCIAL INSTRUMENTS - Foreign Exchange Future and Forward Contracts (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain arising from financial assets measured at fair value through PL	$ (3,423)	$ 1,207	$ 2,763
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Percentage of collateral held		10.00%
Net (loss) gain arising from financial assets measured at fair value through PL	(3,783)	$ 117
Foreign exchange forward contracts | Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A | Argentina
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ (144)	383	$ 594
Future contracts | Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A | Argentina
Disclosure of detailed information about financial instruments [line items]
Number of foreign exchange contracts | derivative	3
Other financial liabilities	$ 7
LEBAC's | Argentina
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 952